Debt, Net - Components of recorded interest expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 1,972	$ 2,048
Other interest expense	40	0
Capitalized interest	(1,831)	(551)
Total interest expense, debt	43,458	64,846
2.0 Lien Notes
Debt Instrument [Line Items]
Interest expense, debt	12,902	28,537
1.5 Lien Notes
Debt Instrument [Line Items]
Interest expense, debt	8,635	18,763
1.25 Lien Notes
Debt Instrument [Line Items]
Interest expense, debt	6,218	5,241
First Lien Agreement
Debt Instrument [Line Items]
Interest expense, debt	4,575	10,022
Sprott Credit Agreement
Debt Instrument [Line Items]
Interest expense, debt	6,009	0
Subordinated Notes
Debt Instrument [Line Items]
Interest expense, debt	4,797	0
Promissory Note
Debt Instrument [Line Items]
Interest expense, debt	$ 141	$ 786